Income Taxes - Deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accounts receivable-trade	¥ 13,485	¥ 15,234
Provision for bad debt	54,653	42,338
Accrued Vacation	22,456	22,624
Asset retirement obligation	129,523	119,049
Operating lease liability	712,836	725,716
Operating loss carryforwards	658,610	689,210
Other	39,621	52,553
Gross deferred tax assets	1,631,184	1,666,724
Valuation allowance	(497,169)	(662,100)
Total deferred tax assets	1,134,015	1,004,624
Deferred tax liabilities:
Property and equipment	(67,508)	(67,454)
Goodwill	(19,524)	(34,070)
Intangible assets	(48,837)	(78,137)
Right-of-use asset-operating lease	(712,107)	(722,724)
Other	(157)	(604)
Total deferred tax liabilities	(848,133)	(902,988)
Net deferred tax assets	285,882	101,636
Increase (decrease) in valuation allowance	¥ 183,414	¥ 50,585